LONG-TERM DEBT	12 Months Ended
Mar. 31, 2016
LONG-TERM DEBT
LONG-TERM DEBT

9. LONG-TERM DEBT

Short-term debt of ¥36,000 thousand and ¥52,000 thousand as of March 31, 2015 and 2016 consists of bank borrowings with a weighted average interest rate of 0.5%.

The components of long-term debt as of March 31, 2015 and 2016, are summarized as follows:

	Thousands of Yen
	2015		2016
	Weighted		Weighted
	average		average
	interest	2015	interest	2016
	rate	Balance	rate	Balance
Bank borrowings:
Secured by equity securities, various rates	—	¥—	1.1%	¥1,782,642
Unsecured, various rates and various maturities through 2021	2.2%	1,224,669	1.3%	2,552,718
Capital lease obligations	1.7%	8,914	1.7%	5,613
		1,233,583		4,340,973
Less: current portion		458,243		703,986
		¥775,340		¥3,636,987

The aggregate annual maturities of long-term debt after March 31, 2016, are as follows:

Years ending
March 31,	Thousands of Yen
2017	¥703,985
2018	538,068
2019	536,520
2020	423,228
2021	2,139,172
¥4,340,973

As is customary in Japan, both short-term and long-term bank borrowings are made under general agreements that provide that securities and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations.

In the year ended March 31, 2015 and 2016, the Company borrowed ¥800,000 thousand and ¥3,761,546 thousand from two banks, respectively. The balance including such borrowings as of March 31, 2015 and 2016 was ¥962,168 thousand and ¥4,247,860 thousand, respectively.

Credit Line

Under a ¥700,000 thousand five year syndicated loan arrangement entered into with a consortium of banks on September 27, 2011, the Company borrowed ¥350,000 thousand when the arrangement was signed and an additional ¥350,000 thousand in May 2012. As of March 31, 2015 and 2016, the balance of such borrowings was ¥262,500 thousand and ¥87,500 thousand, respectively. The unused balance under this arrangement was ¥612,500 thousand as of March 31, 2016.

On December 28, 2012, the Company entered into a short-term revolving credit facility agreement with a consortium of Japanese banks in an aggregate principal amount of ¥1,000,000 thousand that originally matured on December 27, 2013. The Company renewed the agreement to extend the maturity to December 22, 2016. Any further extension of the maturity date of the credit facility is subject to the consortium’s approval. There were no borrowings under this credit facility as of March 31, 2015 and 2016. The unused balance under this agreement was ¥1,000,000 thousand as of March 31, 2016.

Financial Covenants

There are restrictive covenants related to the borrowings under the credit line including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under accounting principles generally accepted in Japan (“Japanese GAAP”). FRONTEO is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2011; ¥1,168,013 thousand on a stand-alone basis and ¥1,173,145 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of the previous year, whichever is higher. The ordinary income covenant states that FRONTEO and the Company shall not record ordinary losses in any two consecutive fiscal years. FRONTEO is in compliance with these restrictive covenants at March 31, 2016.

There are restrictive covenants related to the bank borrowings of ¥3,565,283 thousand as of March 31, 2016, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under Japanese GAAP. FRONTEO is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2015; ¥5,032,824 thousand on a stand-alone basis and ¥5,220,772 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of the previous year, whichever is higher. The ordinary income covenant states that FRONTEO and the Company shall not record ordinary losses in any two consecutive fiscal years. FRONTEO is in compliance with these restrictive covenants at March 31, 2016.

There are restrictive covenants related to the revolving credit facility of ¥1,000,000 thousand as of March 31, 2016, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under Japanese GAAP. FRONTEO is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2012; ¥2,607,338 thousand on a stand-alone basis and ¥2,655,320 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of the previous year, whichever is higher. The ordinary income covenant states that FRONTEO and the Company shall not record ordinary losses in any two consecutive fiscal years.

As of March 31, 2016, the Company pledged EvD securities with carrying value of ¥3,873,347 thousand as security for borrowing from bank of ¥755,000 thousand and $9,120 thousand.